Inventories (Tables)	12 Months Ended
Oct. 31, 2011
Inventories [Abstract]
Components of Inventory
As of October 31	2011	2010
Raw materials and supplies	$31,611	$26,211
Work-in-process	354	1,141
Finished goods	267	1,002
	32,232	28,354
Allowance for excess and obsolete inventory	(1,637)	(1,771)
Inventories	$30,595	$26,583